Redeemable Convertible Preferred Shares and Shareholders' Equity	6 Months Ended
Jun. 30, 2024
Redeemable Convertible Preferred Shares and Shareholders Equity [Abstract]
REDEEMABLE CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY

NOTE 7 - REDEEMABLE CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS’ EQUITY:

As of June 30, 2024, the authorized share capital of the Company is 49,200,191 ordinary shares, out of which 34,930,909 ordinary shares of no par value per share were outstanding.

Upon closing of the IPO, all issued and outstanding preferred shares were automatically converted into aggregate of 4,693,318 ordinary shares. As such, the Company reclassified the preferred shares carrying amount into permanent equity (see Note 1(b)).

Following the IPO, ordinary shares of the Company have no par value per share.